Leases - Schedule of Associated Financial Statement (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Assets
Operating lease right-of-use assets, net	$ 8,943	$ 5,720
Liabilities
Operating lease liabilities, current	3,017	2,669
Operating lease liabilities, non-current	$ 5,599	$ 2,156
Weighted average remaining lease term (in years)	5 years 5 months 1 day	2 years 6 months 29 days
Weighted average discount rate per annum (%)	5.82%	5.84%